UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2017

Date of reporting period: September 30, 2016

Item 1.	Reports to Stockholders.

September 30, 2016

SEMI-ANNUAL REPORT

SEI Asset Allocation Trust

➤ Defensive Strategy Fund

➤ Defensive Strategy Allocation Fund

➤ Conservative Strategy Fund

➤ Conservative Strategy Allocation Fund

➤ Moderate Strategy Fund

➤ Moderate Strategy Allocation Fund

➤ Aggressive Strategy Fund

➤ Tax-Managed Aggressive Strategy Fund

➤ Core Market Strategy Fund

➤ Core Market Strategy Allocation Fund

➤ Market Growth Strategy Fund

➤ Market Growth Strategy Allocation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Defensive Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 59.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	840,329	$8,865
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	112,898	1,053
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	526,657	5,267
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	183,444	1,317
SEI Institutional Managed Trust Real Return Fund, Cl Y †	207,155	2,107
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	199,116	2,107

Total Fixed Income Funds (Cost $20,576) ($ Thousands)		20,716

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	691,108	7,022
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	166,255	1,755
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	199,072	1,756

Total Multi-Asset Funds (Cost $10,647) ($ Thousands)		10,533

Equity Funds — 6.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	91,197	1,053
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	61,553	1,050

Total Equity Funds (Cost $2,053) ($ Thousands)		2,103

Money Market Fund (A) — 5.0%
SEI Daily Income Trust Government Fund, Cl A, 0.220%	1,755,496	1,755

Total Money Market Fund (Cost $1,755) ($ Thousands)		1,755

Total Investments — 100.0% (Cost $35,031) ($ Thousands)		$35,107

Percentages are based on Net Assets of $35,106 ($ Thousands).

† Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of September 30, 2016.

Cl — Class

EUR — Euro

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at September 30, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Depreciation ($ Thousands)
10/31/16	EUR	248	USD	278	$(1)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at September 30, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Brown Brothers Harriman	$(279)	$278	$(1)

For the year ended September 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the level of inputs used as of September 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$35,107	$—	$—	$35,107

Total Investments in Securities	$35,107	$—	$—	$35,107

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Depreciation	$ —	$ (1)	$ —	$ (1)

Total Other Financial Instruments	$ —	$ (1)	$ —	$ (1)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2016, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Defensive Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the year ended September 30, 2016 ($ Thousands):

	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2016	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, Class Y	$9,619	$2,655	$(3,442)	$8	$25	$8,865	$61
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class Y	1,110	304	(364)	1	2	1,053	6
SEI Institutional Managed Trust Conservative Income Class Y	—	10,353	(5,086)	—	—	5,267	8
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,120	549	(451)	(3)	102	1,317	38
SEI Institutional Managed Trust Real Return Fund, Class Y	2,229	607	(750)	5	16	2,107	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	2,105	714	(748)	31	5	2,107	22
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	7,421	1,994	(2,455)	20	42	7,022	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	1,860	480	(683)	15	83	1,755	41
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	1,857	529	(678)	(20)	68	1,756	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	1,124	325	(442)	80	(34)	1,053	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	93	138	(236)	6	(1)	—	1
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	1,123	341	(443)	95	(66)	1,050	10
SEI Daily Income Trust Government Fund, Class A	—	3,449	(1,694)	—	—	1,755	—
SEI Liquid Asset Trust Prime Obligation Fund, Class A	7,379	(39)	(7,418)	—	—	—	—

Totals	$37,040	$22,477	$(24,890)	$238	$242	$35,107	$187

The accompanying notes are an integral part of the financial statements.

2	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Defensive Strategy Allocation Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 59.7%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	82,845	$1,605
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	189,686	3,234

Total Equity Funds (Cost $4,236) ($ Thousands)		4,839

Fixed Income Fund — 40.3%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	455,264	3,269

Total Fixed Income Fund (Cost $3,491) ($ Thousands)		3,269

Total Investments — 100.0% (Cost $7,727) ($ Thousands)		$8,108

The following is summary of the transactions with affiliates for the period ended September 30, 2016 ($ Thousands):

Percentages are based on Net Assets of $8,107 ($ Thousands).

Cl — Class

As of September 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2016, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales†	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2016	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Class Y	$1,559	$331	$(343)	$200	$(142)	$1,605	$12
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	3,109	289	(191)	20	7	3,234	27
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	3,129	375	(497)	(30)	292	3,269	97

Totals	$7,797	$995	$(1,031)	$190	$157	$8,108	$136

†Includes amounts related to capital gain distributions. Had the amounts not been included the total proceeds from sales would have been $(970).

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Conservative Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 53.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,127,044	$11,890
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	519,384	4,846
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	192,257	1,945
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	968,654	9,687
SEI Institutional Managed Trust Enhanced Income Fund, Cl Y	388,818	2,908
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	916,314	6,579
SEI Institutional Managed Trust Real Return Fund, Cl Y †	573,416	5,832

Percentages are based on Net Assets of $97,144 ($ Thousands).

† Non-Income Producing Fund.

Cl — Class

EUR — Euro

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at September 30, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Depreciation ($ Thousands)
10/31/16	EUR	655	USD	735	$(2)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at September 30, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Brown Brothers Harriman	$(737)	$735	$(2)

For the period ended September 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	735,231	$7,779

Total Fixed Income Funds (Cost $51,202) ($ Thousands)		51,466

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,435,101	14,581
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	644,817	6,809
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	882,544	7,784

Total Multi-Asset Funds (Cost $29,633) ($ Thousands)		29,174

Equity Funds — 17.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	758,264	8,758
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	455,068	7,759

Total Equity Funds (Cost $14,377) ($ Thousands)		16,517

Total Investments — 100.0% (Cost $95,212) ($ Thousands)		$97,157

The following is a list of the level of inputs used as of September 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$97,157	$—	$—	$97,157

Total Investments in Securities	$97,157	$—	$—	$97,157

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Depreciation	$—	$(2)	$—	$(2)

Total Other Financial Instruments	$—	$(2)	$—	$(2)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2016, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

4	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016

The following is summary of the transactions with affiliates for the period ended September 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2016	Dividend Income
SEI Daily Income Trust Short-Duration Government Fund, Class Y	$13,440	$1,758	$(3,354)	$10	$36	$11,890	$73
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class Y	5,174	726	(1,069)	2	13	4,846	29
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	2,130	288	(617)	(14)	158	1,945	—
SEI Institutional Managed Trust Conservative Income Class Y	—	20,063	(10,376)	—	—	9,687	15
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	3,114	436	(678)	(5)	41	2,908	34
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	6,301	1,635	(1,890)	(19)	552	6,579	206
SEI Institutional Managed Trust Real Return Fund, Class Y	6,254	818	(1,295)	6	49	5,832	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	7,944	1,585	(1,882)	77	55	7,779	81
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	15,602	2,000	(3,148)	22	105	14,581	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	7,309	966	(1,845)	36	343	6,809	159
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	8,330	1,145	(1,903)	(70)	282	7,784	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	9,497	1,253	(2,368)	615	(239)	8,758	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	8,425	1,184	(2,058)	819	(611)	7,759	72
SEI Institutional Managed Trust Large Cap Fund, Class Y	161	433	(604)	12	(2)	—	2
SEI Liquid Asset Trust Prime Obligation Fund, Class A	10,314	65	(10,379)	—	—	—	—

Totals	$103,995	$34,355	$(43,466)	$1,491	$782	$97,157	$671

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Conservative Strategy Allocation Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 66.9%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	490,445	$9,504
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,147,382	19,563

Total Equity Funds (Cost $24,395) ($ Thousands)		29,067

Fixed Income Fund — 33.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,001,085	14,368

Total Fixed Income Fund (Cost $14,482) ($ Thousands)		14,368

Total Investments — 100.0% (Cost $38,877) ($ Thousands)		$43,435

Percentages are based on Net Assets of $43,426 ($ Thousands).

Cl — Class

As of September 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2016, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is summary of the transactions with affiliates for the period ended September 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales†	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2016	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Class Y	$9,297	$1,136	$(900)	$378	$(407)	$9,504	$62
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	18,748	1,862	(1,869)	842	(20)	19,563	157
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	13,740	1,825	(2,071)	(178)	1,052	14,368	443

Totals	$41,785	$4,823	$(4,840)	$1,042	$625	$43,435	$662

†Includes amounts related to capital gain distributions. Had the amounts not been included the total proceeds from sales would have been $(5,195).

The accompanying notes are an integral part of the financial statements.

6	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Moderate Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 38.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,467,406	$15,481
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	947,952	9,593
SEI Institutional Managed Trust Enhanced Income Fund, Cl Y	954,085	7,137
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,178,683	22,823
SEI Institutional Managed Trust Real Return Fund, Cl Y †	1,408,513	14,325
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	2,035,301	21,533

Total Fixed Income Funds (Cost $92,100) ($ Thousands)		90,892

Multi-Asset Funds — 35.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,320,703	24,043
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	2,351,796	23,894
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,134,105	11,976
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,715,804	23,953

Total Multi-Asset Funds (Cost $85,946) ($ Thousands)		83,866

Equity Funds — 27.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,906,567	33,571
SEI Institutional Managed Trust Large Cap Fund, Cl Y	573,340	7,195
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,399,326	23,859

Total Equity Funds (Cost $53,165) ($ Thousands)		64,625

Total Investments — 100.0% (Cost $231,211) ($ Thousands)		$239,383

Percentages are based on Net Assets of $239,339 ($ Thousands).

† Non-Income Producing Fund.

Cl — Class

EUR — Euro

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at September 30, 2016, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Depreciation ($ Thousands)

10/31/16	EUR	3,219	USD	3,610	$(12)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at September 30, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)

Brown Brothers Harriman	$(3,622)	$3,610	$(12)

For the period ended September 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the level of inputs used as of September 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Affiliated Investment Funds	$239,383	$—	$—	$239,383

Total Investments in Securities	$239,383	$—	$—	$239,383

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forwards Contracts *
Unrealized Depreciation	$—	$(12)	$—	$(12)

Total Other Financial Instruments	$—	$(12)	$—	$(12)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

As of September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2016, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Moderate Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended September 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2016	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, Class Y	$19,099	$763	$(4,453)	$27	$45	$15,481	$108
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	9,559	511	(1,188)	(12)	723	9,593	—
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	7,145	404	(500)	2	86	7,137	75
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	19,106	4,535	(2,545)	(26)	1,753	22,823	660
SEI Institutional Managed Trust Real Return Fund, Class Y	14,328	708	(852)	9	132	14,325	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	19,702	2,895	(1,419)	70	285	21,533	213
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	23,889	896	(2,540)	37	1,761	24,043	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	23,880	935	(1,131)	12	198	23,894	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	11,938	532	(1,149)	(4)	659	11,976	272
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	23,812	1,298	(1,788)	(47)	678	23,953	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	33,443	990	(2,270)	581	827	33,571	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	8,956	685	(2,865)	501	(82)	7,195	59
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	23,884	980	(1,658)	684	(31)	23,859	213

Totals	$238,741	$16,132	$(24,358)	$1,834	$7,034	$239,383	$1,600

The accompanying notes are an integral part of the financial statements.

8	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Moderate Strategy Allocation Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 81.9%
SEI Institutional International Trust International Equity Fund, Cl Y	889,042	$8,526
SEI Institutional Managed Trust Real Estate Fund, Cl Y	432,172	8,375
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	819,788	17,011
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	2,532,455	43,178

Total Equity Funds (Cost $58,877) ($ Thousands)		77,090

Fixed Income Fund — 18.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,379,718	17,087

Total Fixed Income Fund (Cost $17,888) ($ Thousands)		17,087

Total Investments — 100.0% (Cost $76,765) ($ Thousands)		$94,177

Percentages are based on Net Assets of $94,160 ($ Thousands).

Cl — Class

As of September 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

As of September 30, 2016, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales†	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2016	Dividend Income
SEI Institutional International Trust International Equity Fund, Class Y	$8,077	$803	$(707)	$54	$299	$8,526	$—
SEI Institutional Managed Trust Real Estate Fund, Class Y	8,176	1,306	(1,086)	350	(371)	8,375	64
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	16,085	1,258	(1,195)	282	581	17,011	103
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	41,261	2,416	(1,575)	562	514	43,178	345
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	16,044	1,458	(1,824)	(41)	1,450	17,087	524

Totals	$89,643	$7,241	$(6,387)	$1,207	$2,473	$94,177	$1,036

†Includes amounts related to capital gain distributions. Had the amounts not been included the total proceeds from sales would have been $(6,073).

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Aggressive Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 56.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,776,212	$17,957
SEI Institutional International Trust International Equity Fund, Cl Y	4,295,408	41,193
SEI Institutional Managed Trust Large Cap Fund, Cl Y	5,554,179	69,705
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,324,151	15,440

Total Equity Funds (Cost $135,509) ($ Thousands)		144,295

Fixed Income Funds — 24.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,036,684	20,611
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	2,025,445	20,660

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,887,895	$20,735

Total Fixed Income Funds (Cost $59,948) ($ Thousands)		62,006

Multi-Asset Fund — 20.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	4,978,666	51,579

Total Multi-Asset Fund (Cost $50,562) ($ Thousands)		51,579

Total Investments — 100.0% (Cost $246,019) ($ Thousands)		$257,880

Percentages are based on Net Assets of $257,821 ($ Thousands).

Cl — Class

As of September 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

As of September 30, 2016, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 9/30/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$18,662	$310	$(3,241)	$145	$2,081	$17,957	$—
SEI Institutional International Trust International Equity Fund, Class Y	42,222	1,994	(4,732)	886	823	41,193	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	71,078	2,244	(7,198)	1,400	2,181	69,705	455
SEI Institutional Managed Trust Small Cap Fund, Class Y	15,930	567	(2,224)	400	767	15,440	12
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	21,237	357	(2,491)	40	1,468	20,611	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	21,065	381	(2,056)	(8)	1,278	20,660	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	21,013	872	(2,938)	612	1,176	20,735	673
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	52,905	1,230	(6,380)	58	3,766	51,579	—

Totals	$264,112	$7,955	$(31,260)	$3,533	$13,540	$257,880	$1,140

The accompanying notes are an integral part of the financial statements.

10	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Tax-Managed Aggressive Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	117,598	$1,189
SEI Institutional International Trust International Equity Fund, Cl Y	996,028	9,552
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,616,557	33,543

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap, Cl Y	441,499	$8,380

Total Equity Funds (Cost $32,978) ($ Thousands)		52,664

Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	234,413	2,372
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	665,556	4,779

Total Fixed Income Funds (Cost $7,278) ($ Thousands)		7,151

Total Investments — 100.0% (Cost $40,256) ($ Thousands)		$59,815

Percentages are based on Net Assets of $59,806 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2016, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the year ended September 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Apreciation	Value 9/30/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$1,160	$55	$(172)	$76	$70	$1,189	$—
SEI Institutional International Trust International Equity Fund, Class Y	9,225	486	(524)	172	193	9,552	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	32,100	1,040	(1,239)	737	905	33,543	204
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	8,096	167	(409)	256	270	8,380	16
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	2,315	167	(287)	38	139	2,372	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	4,610	362	(588)	19	376	4,779	150

Totals	$57,506	$2,277	$(3,219)	$1,298	$1,953	$59,815	$370

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Core Market Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 41.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	750,189	$7,592
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	531,753	5,424
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,362,094	9,780
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	2,050,776	21,697

Total Fixed Income Funds (Cost $43,772) ($ Thousands)		44,493

Multi-Asset Funds — 33.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,091,749	21,671
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	308,250	3,255
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,229,697	10,846

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
Total Multi-Asset Funds (Cost $36,278) ($ Thousands)		$35,772

Equity Funds — 26.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	320,371	3,239
SEI Institutional International Trust International Equity Fund, Cl Y	905,928	8,688
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,037,610	13,022
SEI Institutional Managed Trust Small Cap Fund, Cl Y	278,517	3,247

Total Equity Funds (Cost $27,386) ($ Thousands)		28,196

Total Investments — 100.0% (Cost $107,436) ($ Thousands)		$108,461

Percentages are based on Net Assets of $108,444 ($ Thousands).

Cl — Class

As of September 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2016, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 9/30/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	$ 7,540	$ 420	$ (926)	$ (56)	$ 614	$ 7,592	$ —
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	5,341	240	(491)	17	317	5,424	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	9,617	560	(1,233)	(51)	887	9,780	320
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	21,321	1,552	(1,565)	41	348	21,697	220
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	21,426	654	(2,019)	(24)	1,634	21,671	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	3,199	174	(294)	—	176	3,255	74
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund,	10,601	806	(845)	(34)	318	10,846	—
Class Y
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	3,246	283	(701)	(30)	441	3,239	—
SEI Institutional International Trust International Equity Fund, Class Y	8,581	854	(1,119)	59	313	8,688	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	12,838	940	(1,439)	(67)	750	13,022	81
SEI Institutional Managed Trust Small Cap Fund, Class Y	3,227	217	(447)	6	244	3,247	2

Totals	$106,937	$6,700	$(11,079)	$(139)	$6,042	$108,461	$697

The accompanying notes are an integral part of the financial statements.

12	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Core Market Strategy Allocation Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	52,330	$529
SEI Institutional International Trust International Equity Fund, Cl Y	442,409	4,243
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	717,306	14,884
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap, Cl Y	196,008	3,720

Total Equity Funds (Cost $16,614) ($ Thousands)		23,376

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	104,142	1,054
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	295,521	2,122

Total Fixed Income Funds (Cost $3,254) ($ Thousands)		3,176

Total Investments — 100.0% (Cost $19,868) ($ Thousands)		$26,552

Percentages are based on Net Assets of $26,548($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed

Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2016, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 9/30/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 506	$ 25	$ (64)	$ 10	$ 52	$ 529	$ —
SEI Institutional International Trust International Equity Fund, Class Y	4,035	249	(204)	62	101	4,243	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	14,121	576	(537)	312	412	14,884	89
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	3,531	152	(196)	120	113	3,720	6
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	1,009	77	(106)	2	72	1,054	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	2,021	187	(260)	4	170	2,122	67

Totals	$ 25,223	$ 1,266	$ (1,367)	$ 510	$ 920	$ 26,552	$ 162

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Market Growth Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 38.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,522,692	$15,394
SEI Institutional International Trust International Equity Fund, Cl Y	3,554,386	34,087
SEI Institutional Managed Trust Large Cap Fund, Cl Y	4,434,463	55,652
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,059,847	12,358

Total Equity Funds (Cost $111,137) ($ Thousands)		117,491

Multi-Asset Funds — 32.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	5,954,955	61,694
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	585,030	6,178
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,501,054	30,879

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
Total Multi-Asset Funds (Cost $100,762) ($ Thousands)		$98,751

Fixed Income Funds — 30.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,132,718	21,583
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,819,656	18,560
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,454,251	24,802
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	2,624,600	27,768

Total Fixed Income Funds (Cost $90,170) ($ Thousands)		92,713

Total Investments — 100.0% (Cost $302,069) ($ Thousands)		$308,955

Percentages are based on Net Assets of $308,898 ($ Thousands).

Cl — Class

As of September 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2016, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 9/30/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 16,834	$ 117	$ (3,526)	$ 88	$ 1,881	$ 15,394	$ —
SEI Institutional International Trust International Equity Fund, Class Y	35,858	1,597	(4,815)	1,429	18	34,087	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	58,345	2,023	(7,677)	1,521	1,440	55,652	382
SEI Institutional Managed Trust Small Cap Fund, Class Y	13,260	377	(2,241)	325	637	12,358	9
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	64,340	537	(7,874)	33	4,658	61,694	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	6,325	258	(751)	(3)	349	6,178	133
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund,	31,665	1,073	(2,710)	(85)	936	30,879	—
Class Y
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	22,953	175	(3,172)	237	1,390	21,583	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	19,433	247	(2,294)	1	1,173	18,560	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	25,771	1,009	(4,179)	79	2,122	24,802	838
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	28,204	1,436	(2,387)	118	397	27,768	287

Totals	$ 322,988	$ 8,849	$ (41,626)	$ 3,743	$ 15,001	$ 308,955	$ 1,649

The accompanying notes are an integral part of the financial statements.

14	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Market Growth Strategy Allocation Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	241,004	$2,437
SEI Institutional International Trust International Equity Fund, Cl Y	2,043,239	19,595
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	3,303,252	68,542
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap, Cl Y	902,756	17,134

Total Equity Funds (Cost $69,600) ($ Thousands)		107,708

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	481,408	4,872

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,363,758	$9,792

Total Fixed Income Funds (Cost $15,050) ($ Thousands)		14,664

Total Investments — 100.0% (Cost $84,650) ($ Thousands)		$122,372

Percentages are based on Net Assets of $122,353 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2016, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the year ended September 30, 2016 ($ Thousands):

Security Description	Value 3/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 9/30/2016	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$2,465	$100	$(425)	$170	$127	$2,437	$—
SEI Institutional International Trust International Equity Fund, Class Y	19,581	1,354	(2,146)	687	119	19,595	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	68,406	1,325	(4,599)	2,692	718	68,542	426
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	17,228	501	(1,700)	1,058	47	17,134	25
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	4,904	205	(586)	17	332	4,872	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	9,756	603	(1,396)	7	822	9,792	319

Totals	$122,340	$4,088	$(10,852)	$4,631	$2,165	$122,372	$770

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016	15

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

September 30, 2016

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund		Conservative Strategy Allocation Fund

Assets:
Investments in affiliated funds, at market value †	$35,107		$8,108		$97,157		$43,435
Receivable for investment securities sold	35		6		105		5
Income distribution receivable from affiliated funds	25		16		81		67
Receivable for fund shares sold	8		—		5		53
Receivable from administrator	3		1		7		3
Prepaid expenses	6		1		19		8

Total Assets	35,184		8,132		97,374		43,571

Liabilities:
Payable for fund shares redeemed	37		5		95		9
Payable for investment securities purchased	25		16		83		115
Investment advisory fees payable	3		1		8		4
Shareholder servicing fees payable	3		2		13		9
Payable to custodian	1		—		3		—
Distribution fees payable	—		—		3		—
Administrative servicing fees payable	—		—		1		—
Trustees’ fees payable	—		—		1		—
Chief Compliance Officers fees payable	—		—		—		—
Unrealized loss on forward foreign currency contracts	1		—		2		—
Accrued expenses	8		1		21		8

Total Liabilities	78		25		230		145

Net Assets	$35,106		$8,107		$97,144		$43,426

† Cost of investments in affiliated funds	$35,031		$7,727		$95,212		$38,877

Net Assets:
Paid in Capital (unlimited authorization - no par value)	$38,691		$7,454		$110,500		$35,333
Undistributed Net Investment Income	66		41		196		172
Accumulated net realized gain (loss) on investments	(3,726)		231		(15,495)		3,363
Net unrealized Appreciation on investments	76		381		1,945		4,558
Net unrealized depreciation on forward foreign currency contracts	(1)		—		(2)		—

Net Assets	$35,106		$8,107		$97,144		$43,426

Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.85		$15.08		$10.50		$14.56
	($33,518,464 ÷		($8,106,536 ÷		($88,427,504 ÷		($43,426,070 ÷
	3,402,062 shares	)	537,443 shares	)	8,422,639 shares	)	2,982,636 shares	)

Net Asset Value, Offering and Redemption Price Per Share — Class D	N/A		N/A		$10.48		N/A
					($3,973,436 ÷
					379,008 shares	)

Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.69		N/A		$10.67		N/A
	($1,587,178 ÷				($4,742,696 ÷
	163,851 shares	)			444,553 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A - Not applicable. Class D and/or Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

16	SEI Institutional Managed Trust / Annual Report / September 30, 2016

Moderate Strategy Fund	Moderate Strategy Allocation Fund		Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund

$239,383	$94,177		$257,880		$59,815		$108,461		$26,552		$308,955		$122,372
154	52		31		9		124		14		137		78
190	81		99		23		91		10		184		47
39	1		151		–		19		–		45		20
15	6		17		4		7		2		20		8
45	17		48		11		20		5		60		23

239,826	94,334		258,226		59,862		108,722		26,583		309,401		122,548

150	42		44		2		130		11		143		83
195	86		212		24		94		11		191		49
20	8		21		5		9		2		26		10
41	19		53		12		22		–		65		–
14	–		–		–		–		–		–		–
3	–		14		–		–		–		8		–
1	–		5		–		–		–		2		25
1	–		1		1		1		–		2		1
–	–		–		–		–		–		–		1
12	–		–		–		–		–		–		–
50	19		55		12		22		11		66		26

487	174		405		56		278		35		503		195

$239,339	$94,160		$257,821		$59,806		$108,444		$26,548		$308,898		$122,353

$231,211	$76,765		$246,019		$40,256		$107,436		$19,868		$302,069		$84,650

$280,137	$75,024		$341,346		$51,444		$106,868		$20,553		$417,008		$103,550
436	169		39		19		189		10		290		37
(49,394)	1,555		(95,425)		(11,216)		362		(699)		(115,286)		(18,956)
8,172	17,412		11,861		19,559		1,025		6,684		6,886		37,722
(12)	–		–		–		–		–		–		–

$239,339	$94,160		$257,821		$59,806		$108,444		$26,548		$308,898		$122,353

$11.74	$20.03		$13.27		$17.96		$11.51		$16.29		$12.09		$19.62
($230,676,407 ÷	($94,159,883 ÷		($219,516,421 ÷		($59,805,815 ÷		($108,344,220 ÷		($26,547,814 ÷		($292,792,718 ÷		($122,353,033 ÷
19,648,932 shares)	4,700,930 shares	)	16,545,359 shares	)	3,329,752 shares	)	9,411,919 shares	)	1,629,440 shares	)	24,217,060 shares	)	6,235,928 shares	)

$11.71	N/A		$13.17		N/A		N/A		N/A		$12.04		N/A
($3,381,435 ÷			($15,317,319 ÷								($6,736,343 ÷
288,821 shares)			1,162,829 shares	)							559,655 shares	)

$12.04	N/A		$12.93		N/A		$12.43		N/A		$11.91		N/A
($5,280,718 ÷			($22,987,645 ÷				($99,887 ÷				($9,369,224 ÷
438,578 shares)			1,778,037 shares	)			8,036 shares	)			786,551 shares	)

SEI Institutional Managed Trust / Annual Report / September 30, 2016	17

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended September 30, 2016 (Unaudited)

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund	Conservative Strategy Allocation Fund

Investment Income:
Income distributions from affiliated funds	$187	$136	$671	$662

Expenses
Administration fees	36	8	100	42
Investment advisory fees	18	4	50	21
Shareholder servicing fees – Class A	43	10	114	53
Shareholder servicing fees – Class D	–	–	6	–
Shareholder servicing fees – Class I	3	–	5	–
Trustees’ fees	5	1	17	6
Administrative servicing fees – Class I	3	–	6	–
Distribution fees – Class D	–	–	15	–
Registration fees	9	1	18	6
Printing fees	4	1	11	5
Professional fees	2	1	7	3
Custodian/wire agent fees	1	–	2	1
Chief compliance officer fees	–	–	–	–
Other expenses	1	–	2	1

Total expenses	125	26	353	138

Less:
Administration fees waived	(36)	(8)	(100)	(42)
Reimbursement from administrator	(17)	(3)	(41)	(15)
Waiver of shareholder servicing fees —Class A	(24)	–	(41)	–
Waiver of shareholder servicing fees —Class D	–	–	(2)	–
Waiver of shareholder servicing fees —Class I	(1)	–	(2)	–

Net Expenses	47	15	167	81

Net Investment Income	140	121	504	581

Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net realized gain (loss) from sales of affiliated funds	238	190	1,491	1,042
Net realized gain on foreign currency transactions	3	–	8	–
Capital gain distributions received from affiliated funds	–	65	–	377
Net change in unrealized appreciation from affiliated funds	242	157	782	625
Net change in unrealized appreciation on foreign currency translation	3	–	8	–

Net Realized and Unrealized gain from Affiliated Funds	486	412	2,289	2,044

Net Increase in Net Assets Resulting from Operations	$626	$533	$2,793	$2,625

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

†	Portion of the income is from the investment of collateral in an affiliated security,

*	See Note 6 in Notes to Financial Statements.

(1)	See Note 5 in Notes to Financial Statements.

18	SEI Institutional Managed Trust / Annual Report / September 30, 2016

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund	Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$1,600	$1,036	$1,140	$370	$697	$162	$1,649	$770

240	91	261	59	108	26	320	121
120	46	130	29	54	13	160	61
289	114	278	73	135	32	379	152
4	–	18	–	–	–	8	–
7	–	30	–	–	–	12	–
39	14	42	9	17	4	52	20
7	–	30	–	–	–	12	–
12	–	54	–	–	–	24	–
30	16	34	7	13	3	40	14
28	11	30	7	12	3	37	14
16	6	18	4	7	2	22	8
6	2	7	1	3	1	8	3
1	–	1	–	–	–	1	–
5	2	4	2	2	–	7	2

804	302	937	191	351	84	1,082	395

(240)	(91)	(261)	(59)	(108)	(26)	(320)	(121)
(86)	(37)	(94)	(20)	(37)	(9)	(114)	(42)
(46)	–	–	–	–	–	–	–
(1)	–	–	–	–	–	–	–
(1)	–	–	–	–	–	–	–

430	174	582	112	206	49	648	232

1,170	862	558	258	491	113	1,001	538

1,834	1,207	3,533	1,298	(139)	510	3,743	4,631
35	–	–	–	–	–	–	–
–	336	–	–	–	–	–	–
7,034	2,473	13,540	1,953	6,042	920	15,001	2,165

36	–	–	–	–	–	–	–

8,939	4,016	17,073	3,251	5,903	1,430	18,744	6,796

$10,109	$4,878	$17,631	$3,509	$6,394	$1,543	$19,745	$7,334

SEI Institutional Managed Trust / Annual Report / September 30, 2016	19

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2016 (Unaudited) and the year ended March 31, 2016

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	4/01/16 - 9/30/16	4/01/15 - 3/31/16	4/01/16 - 9/30/16	4/01/15 - 3/31/16
Operations:
Net investment income	$140	$314	$121	$258
Net realized gain from sales of affiliated funds	238	485	190	1,019
Net realized gain on foreign currency transactions	3	–	–	–
Capital gain distributions received from affiliated funds	–	211	65	248
Net change in unrealized appreciation depreciation from affiliated funds	242	(978)	157	(1,579)
Net change in unrealized appreciation (depreciation) on foreign currency translation	3	(4)	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	626	28	533	(54)
Dividends and Distributions From:
Net investment income:
Class A	(109)	(404)	(122)	(314)
Class D	N/A	N/A	N/A	N/A
Class I	(5)	(32)	N/A	N/A
Net realized gains:
Class A	–	–	–	–
Class D	N/A	N/A	N/A	N/A
Class I	–	–	N/A	N/A
Total Dividends and Distributions	(114)	(436)	(122)	(314)
Capital Share Transactions(1):
Class A
Proceeds from shares issued	4,633	11,613	812	1,976
Reinvestment of dividends & distributions	107	394	115	293
Cost of shares redeemed	(6,135)	(11,931)	(1,026)	(3,909)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(1,395)	76	(99)	(1,640)
Class D
Proceeds from shares issued	N/A	N/A	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A	N/A	N/A
Cost of shares redeemed	N/A	N/A	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A
Class I
Proceeds from shares issued	174	477	N/A	N/A
Reinvestment of dividends & distributions	5	32	N/A	N/A
Cost of shares redeemed	(1,227)	(1,595)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	(1,048)	(1,086)	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(2,443)	(1,010)	(99)	(1,640)
Net Increase (Decrease) in Net Assets	(1,931)	(1,418)	312	(2,008)
Net Assets:
Beginning of Period	37,037	38,455	7,795	9,803
End of Period	$35,106	$37,037	$8,107	$7,795
Undistributed Net Investment Income
Included in Net Assets at End of Period	$66	$40	$41	$42

(1) For Capital share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A – Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

20	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
4/01/16 - 9/30/16	4/01/15 - 3/31/16	4/01/16 - 9/30/16	4/01/15 - 3/31/16	4/01/16 - 9/30/16	4/01/15 - 3/31/16	4/01/16 - 9/30/16	4/01/15 - 3/31/16

$504	$1,653	$581	$1,163	$1,170	$4,497	$862	$1,803
1,491	2,215	1,042	4,525	1,834	5,524	1,207	4,763
8	2	–	–	35	45	–	–
–	942	377	1,337	–	4,356	336	2,422
782	(4,676)	625	(6,914)	7,034	(16,101)	2,473	(9,614)
8	(10)	–	–	36	(88)	–	–
2,793	126	2,625	111	10,109	(1,767)	4,878	(626)

(451)	(2,176)	(587)	(1,375)	(1,031)	(7,005)	(869)	(2,097)
(5)	(70)	N/A	N/A	(2)	(67)	N/A	N/A
(16)	(84)	N/A	N/A	(18)	(161)	N/A	N/A

–	–	–	(1,277)	N/A	–	N/A	–
–	–	N/A	N/A	N/A	–	N/A	N/A
–	–	N/A	N/A	N/A	–	N/A	N/A
(472)	(2,330)	(587)	(2,652)	(1,051)	(7,233)	(869)	(2,097)

5,305	12,230	4,580	7,383	15,754	31,575	7,701	15,529
420	2,026	525	2,351	988	6,671	821	1,972
(14,363)	(23,801)	(5,495)	(9,493)	(23,807)	(63,056)	(8,002)	(19,845)
(8,638)	(9,545)	(390)	241	(7,065)	(24,810)	520	(2,344)

609	484	N/A	N/A	369	1,197	N/A	N/A
5	68	N/A	N/A	2	61	N/A	N/A
(1,498)	(1,013)	N/A	N/A	(330)	(796)	N/A	N/A
(884)	(461)	N/A	N/A	41	462	N/A	N/A

993	528	N/A	N/A	530	2,201	N/A	N/A
16	84	N/A	N/A	18	161	N/A	N/A
(635)	(1,207)	N/A	N/A	(1,887)	(3,130)	N/A	N/A
374	(595)	N/A	N/A	(1,339)	(768)	N/A	N/A
(9,148)	(10,601)	(390)	241	(8,363)	(25,116)	520	(2,344)
(6,827)	(12,805)	1,648	(2,300)	695	(34,116)	4,529	(5,067)

103,971	116,776	41,778	44,078	238,644	272,760	89,631	94,698
$97,144	$103,971	$43,426	$41,778	$239,339	$238,644	$94,160	$89,631
$196	$164	$172	$178	$436	$317	$169	$176

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016	21

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands) (Concluded)

For the six months ended September 30, 2016 (Unaudited) and the year ended March 31, 2016

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/16 - 9/30/16	4/01/15 - 3/31/16	4/01/16 - 9/30/16	4/01/15 - 3/31/16
Operations:
Net investment income	$558	$2,134	$258	$619
Net realized gain (loss) from sales of affiliated funds	3,533	18,350	1,298	4,456
Net realized gain on foreign currency transactions	–	106	–	–
Capital gain distributions received from affiliated funds	–	15,338	–	64
Net change in unrealized appreciation depreciation from affiliated funds	13,540	(52,465)	1,953	(8,481)
Net change in unrealized (depreciation) on foreign currency translation	–	(135)	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	17,631	(16,672)	3,509	(3,342)
Dividends and Distributions From:
Net investment income:
Class A	(520)	(5,172)	(262)	(675)
Class D	–	(209)	N/A	N/A
Class I	(28)	(509)	N/A	N/A
Net realized gains:
Class A	N/A	–	N/A	–
Class D	N/A	–	N/A	N/A
Class I	N/A	–	N/A	N/A
Total Dividends and Distributions	(548)	(5,890)	(262)	(675)
Capital Share Transactions(1):
Class A
Proceeds from shares issued	9,044	34,020	2,590	7,467
Reinvestment of dividends & distributions	483	4,832	252	650
Cost of shares redeemed	(29,584)	(55,402)	(3,777)	(10,361)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(20,057)	(16,550)	(935)	(2,244)
Class D
Proceeds from shares issued	1,032	1,945	N/A	N/A
Reinvestment of dividends & distributions	–	199	N/A	N/A
Cost of shares redeemed	(402)	(1,442)	N/A	N/A
Increase in Net Assets Derived from Class D Transactions	630	702	N/A	N/A
Class I
Proceeds from shares issued	1,323	4,458	N/A	N/A
Reinvestment of dividends & distributions	28	509	N/A	N/A
Cost of shares redeemed	(5,223)	(8,825)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	(3,872)	(3,858)	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(23,299)	(19,706)	(935)	(2,244)
Net Increase (Decrease) in Net Assets	(6,216)	(42,268)	2,312	(6,261)
Net Assets:
Beginning of Period	264,037	306,305	57,494	63,755
End of Period	$257,821	$264,037	$59,806	$57,494
Undistributed Net Investment Income
Included in Net Assets at End of Period	$39	$29	$19	$23

(1) For Capital share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A – Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

22	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
4/01/16 - 9/30/16	4/01/15 - 3/31/16	4/01/16 - 9/30/16	4/01/15 - 3/31/16	4/01/16 - 9/30/16	4/01/15 - 3/31/16	4/01/16 - 9/30/16	4/01/15 - 3/31/16

$491	$1,334	$113	$264	$1,001	$3,350	$538	$1,316
(139)	4,072	510	2,672	3,743	16,681	4,631	8,516
–	34	–	–	–	131	–	–
–	3,401	–	28	–	13,695	–	138
6,042	(12,888)	920	(4,393)	15,001	(50,777)	2,165	(16,832)
–	(43)	–	–	–	(168)	–	–
6,394	(4,090)	1,543	(1,429)	19,745	(17,088)	7,334	(6,862)

(503)	(3,025)	(114)	(289)	(1,002)	(7,702)	(550)	(1,436)
N/A	N/A	N/A	N/A	–	(100)	N/A	N/A
–	(4)	N/A	N/A	(21)	(219)	N/A	N/A

N/A	(190)	N/A	–	N/A	–	N/A	–
N/A	N/A	N/A	N/A	N/A	–	N/A	N/A
–	–	N/A	N/A	N/A	–	N/A	N/A
(503)	(3,219)	(114)	(289)	(1,023)	(8,021)	(550)	(1,436)

7,734	15,587	1,450	6,760	11,099	40,864	4,337	18,117
402	2,590	109	278	935	7,239	520	1,353
(12,581)	(20,710)	(1,658)	(6,998)	(43,478)	(77,871)	(11,601)	(23,861)
(4,445)	(2,533)	(99)	40	(31,444)	(29,768)	(6,744)	(4,391)

N/A	N/A	N/A	N/A	384	749	N/A	N/A
N/A	N/A	N/A	N/A	–	96	N/A	N/A
N/A	N/A	N/A	N/A	(289)	(178)	N/A	N/A
N/A	N/A	N/A	N/A	95	667	N/A	N/A

88	235	N/A	N/A	449	1,270	N/A	N/A
–	4	N/A	N/A	21	219	N/A	N/A
–	(745)	N/A	N/A	(1,850)	(3,798)	N/A	N/A
88	(506)	N/A	N/A	(1,380)	(2,309)	N/A	N/A
(4,357)	(3,039)	(99)	40	(32,729)	(31,410)	(6,744)	(4,391)
1,534	(10,348)	1,330	(1,678)	(14,007)	(56,519)	40	(12,689)

106,910	117,258	25,218	26,896	322,905	379,424	122,313	135,002
$108,444	$106,910	$26,548	$25,218	$308,898	$322,905	$122,353	$122,313
$189	$201	$10	$11	$290	$312	$37	$49

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016	23

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2016 (Unaudited) and the year ended March 31, 2016.

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets**‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Defensive Strategy Fund
Class A

2016@	$9.71	$0.01	$0.16	$0.17	$(0.03)	$ —	$(0.03)	$9.85	1.77%	$33,519	0.24%	0.67%	0.17%	47%
2016	9.82	0.09	(0.08)	0.01	(0.12)	—	(0.12)	9.71	0.08	34,435	0.26(2)	0.68	0.87	34
2015	9.74	0.08	0.13	0.21	(0.13)	—	(0.13)	9.82	2.17	34,720	0.13‡	0.41	0.86	19
2014	9.80	0.09	(0.06)	0.03	(0.09)	—	(0.09)	9.74	0.36	38,819	0.11‡	0.36	0.93	60
2013	9.62	0.11	0.24	0.35	(0.17)	—	(0.17)	9.80	3.63	43,880	0.11‡	0.38	1.14	56
Class I
2016@	$9.55	$—	$0.16	$0.16	$(0.02)	$ —	$(0.02)	$9.69	1.67%	$1,587	0.50%(2)	0.93%	(0.08)%	47%
2016	9.66	0.06	(0.08)	(0.02)	(0.09)	—	(0.09)	9.55	(0.19)	2,602	0.50(2)	0.92	0.58	34
2015	9.59	0.06	0.12	0.18	(0.11)	—	(0.11)	9.66	1.90	3,735	0.38‡	0.66	0.59	19
2014	9.64	0.06	(0.04)	0.02	(0.07)	—	(0.07)	9.59	0.21	5,058	0.36‡	0.61	0.67	60
2013	9.48	0.11	0.20	0.31	(0.15)	—	(0.15)	9.64	3.28	7,062	0.36‡	0.63	1.19	56
Defensive Strategy Allocation Fund
Class A

2016@	$14.31	$0.23	$0.77	$1.00	$(0.23)	$ —	$(0.23)	$15.08	7.06%	$8,107	0.38%(1)	0.65%	3.07%	13%
2016	14.88	0.44	(0.48)	(0.04)	(0.53)	—	(0.53)	14.31	(0.19)	7,795	0.37(1)	0.63	3.10	29
2015	13.86	0.40	1.13	1.53	(0.51)	—	(0.51)	14.88	11.19	9,803	0.16‡	0.41	2.76	33
2014	12.98	0.39	0.99	1.38	(0.50)	—	(0.50)	13.86	10.83	10,290	0.11‡	0.36	2.94	64
2013	11.66	0.42	1.32	1.74	(0.42)	—	(0.42)	12.98	15.23	10,711	0.11‡	0.38	3.46	54
Conservative Strategy Fund
Class A

2016@	$10.26	$0.05	$0.24	$0.29	$(0.05)	$ —	$(0.05)	$10.50	2.84%	$88,428	0.29%(3)	0.66%	1.05%	34%
2016	10.46	0.16	(0.13)	0.03	(0.23)	—	(0.23)	10.26	0.30	94,947	0.29(3)	0.64	1.57	18
2015	10.31	0.15	0.20	0.35	(0.20)	—	(0.20)	10.46	3.40	106,515	0.14‡	0.41	1.48	12
2014	10.25	0.16	0.08	0.24	(0.18)	—	(0.18)	10.31	2.39	118,163	0.11‡	0.36	1.60	47
2013	9.85	0.18	0.45	0.63	(0.23)	—	(0.23)	10.25	6.49	122,319	0.11‡	0.38	1.77	62
Class D

2016@	$10.24	$0.02	$0.23	$0.25	$(0.01)	$ —	$(0.01)	$10.48	2.46%	$3,973	1.04%(3)	1.41%	0.31%	34%
2016	10.45	0.08	(0.14)	(0.06)	(0.15)	—	(0.15)	10.24	(0.56)	4,766	1.04(3)	1.39	0.82	18
2015	10.31	0.07	0.20	0.27	(0.13)	—	(0.13)	10.45	2.59	5,321	1.01‡	1.35	0.65	12
2014	10.26	0.08	0.06	0.14	(0.09)	—	(0.09)	10.31	1.41	5,186	1.04‡	1.36	0.74	47
2013	9.86	0.07	0.47	0.54	(0.14)	—	(0.14)	10.26	5.48	1,078	1.04‡	1.38	0.70	62
Class I

2016@	$10.42	$0.04	$0.25	$0.29	$(0.04)	$ —	$(0.04)	$10.67	2.77%	$4,743	0.54%(3)	0.91%	0.79%	34%
2016	10.63	0.14	(0.15)	(0.01)	(0.20)	—	(0.20)	10.42	(0.06)	4,258	0.54(3)	0.89	1.30	18
2015	10.47	0.13	0.21	0.34	(0.18)	—	(0.18)	10.63	3.25	4,940	0.39‡	0.66	1.27	12
2014	10.41	0.14	0.07	0.21	(0.15)	—	(0.15)	10.47	2.09	5,389	0.36‡	0.61	1.32	47
2013	9.99	0.15	0.47	0.62	(0.20)	—	(0.20)	10.41	6.31	5,742	0.36‡	0.63	1.52	62
Conservative Strategy Allocation Fund
Class A

2016@	$13.86	$0.20	$0.70	$0.90	$(0.20)	$ —	$(0.20)	$14.56	6.53%	$43,426	0.38%(1)	0.65%	2.74%	11%
2016	14.73	0.39	(0.36)	0.03	(0.46)	(0.44)	(0.90)	13.86	0.41	41,778	0.36(1)	0.62	2.78	24
2015	13.58	0.35	1.29	1.64	(0.49)	—	(0.49)	14.73	12.22	44,078	0.17‡	0.41	2.47	25
2014	12.60	0.34	1.09	1.43	(0.45)	—	(0.45)	13.58	11.61	41,195	0.11‡	0.36	2.64	64
2013	11.25	0.37	1.34	1.71	(0.36)	—	(0.36)	12.60	15.47	37,104	0.11‡	0.38	3.15	37

24	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets**‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Moderate Strategy Fund
Class A

2016@	$ 11.30	$0.06	$0.43	$0.49	$(0.05)	$(0.05)	$11.74	4.36%	$230,676	0.34%(4)	0.65%	0.99%	7%
2016	11.69	0.20	(0.26)	(0.06)	(0.33)	(0.33)	11.30	(0.44)	229,030	0.33(4)	0.62	1.78	15
2015	11.39	0.22	0.43	0.65	(0.35)	(0.35)	11.69	5.77	262,515	0.15‡	0.41	1.89	14
2014	11.25	0.20	0.17	0.37	(0.23)	(0.23)	11.39	3.34	253,566	0.11‡	0.36	1.76	47
2013	10.59	0.21	0.75	0.96	(0.30)	(0.30)	11.25	9.16	280,634	0.11‡	0.38	1.97	68
Class D

2016@	$ 11.27	$0.01	$0.44	$0.45	$(0.01)	$(0.01)	$11.71	3.98%	$3,382	1.09%(4)	1.40%	0.24%	7%
2016	11.66	0.13	(0.27)	(0.14)	(0.25)	(0.25)	11.27	(1.19)	3,215	1.08(4)	1.38	1.10	15
2015	11.38	0.12	0.43	0.55	(0.27)	(0.27)	11.66	4.88	2,866	1.00‡	1.35	1.00	14
2014	11.25	0.10	0.18	0.28	(0.15)	(0.15)	11.38	2.48	2,964	1.01‡	1.36	0.93	47
2013	10.60	0.12	0.74	0.86	(0.21)	(0.21)	11.25	8.17	1,713	0.96‡	1.38	1.10	68
Class I

2016@	$ 11.59	$0.05	$0.44	$0.49	$(0.04)	$(0.04)	$12.04	4.20%	$5,281	0.59%(4)	0.90%	0.77%	7%
2016	11.98	0.17	(0.26)	(0.09)	(0.30)	(0.30)	11.59	(0.69)	6,399	0.58(4)	0.88	1.41	15
2015	11.67	0.19	0.45	0.64	(0.33)	(0.33)	11.98	5.51	7,379	0.40‡	0.66	1.57	14
2014	11.52	0.17	0.18	0.35	(0.20)	(0.20)	11.67	3.08	8,702	0.36‡	0.61	1.46	47
2013	10.84	0.20	0.75	0.95	(0.27)	(0.27)	11.52	8.89	12,204	0.36‡	0.63	1.84	68
Moderate Strategy Allocation Fund
Class A

2016@	$ 19.16	$0.19	$0.87	$1.06	$(0.19)	$(0.19)	$20.03	5.56%	$94,160	0.38%(1)	0.66%	1.88%	7%
2016	19.71	0.38	(0.49)	(0.11)	(0.44)	(0.44)	19.16	(0.52)	89,631	0.36(1)	0.63	1.98	15
2015	18.28	0.33	1.64	1.97	(0.54)	(0.54)	19.71	10.89	94,698	0.17‡	0.41	1.74	18
2014	16.21	0.33	2.20	2.53	(0.46)	(0.46)	18.28	15.77	83,017	0.11‡	0.36	1.93	41
2013	14.36	0.34	1.86	2.20	(0.35)	(0.35)	16.21	15.58	69,465	0.11‡	0.38	2.32	48
Aggressive Strategy Fund
Class A

2016@	$ 12.42	$0.03	$0.85	$0.88	$(0.03)	$(0.03)	$13.27	7.10%	$219,516	0.38%(5)	0.65%	0.49%	3%
2016	13.39	0.10	(0.80)	(0.70)	(0.27)	(0.27)	12.42	(5.22)	224,985	0.37(5)	0.62	0.82	28
2015	12.93	0.17	0.67	0.84	(0.38)	(0.38)	13.39	6.58	260,917	0.16‡	0.41	1.25	21
2014	11.75	0.12	1.26	1.38	(0.20)	(0.20)	12.93	11.83	264,665	0.11‡	0.36	0.99	50
2013	10.83	0.17	1.02	1.19	(0.27)	(0.27)	11.75	11.17	247,732	0.11‡	0.38	1.57	74
Class D

2016@	$ 12.35	$(0.02)	$0.84	$0.82	$—	$—	$13.17	6.64%	$15,317	1.13%(5)	1.40%(5	(0.27)%	3%
2016	13.33	0.01	(0.80)	(0.79)	(0.19)	(0.19)	12.35	(5.93)	13,756	1.12(5)	1.37	0.07	28
2015	12.90	0.06	0.67	0.73	(0.30)	(0.30)	13.33	5.74	14,130	0.94‡	1.35	0.46	21
2014	11.75	0.02	1.27	1.29	(0.14)	(0.14)	12.90	11.01	13,859	0.88‡	1.36	0.20	50
2013	10.83	0.09	1.02	1.11	(0.19)	(0.19)	11.75	10.34	12,425	0.86‡	1.38	0.83	74
Class I

2016@	$ 12.11	$0.02	$0.81	$0.83	$(0.01)	$(0.01)	$12.93	6.90%	$22,988	0.63%(5)	0.90%	0.25%	3%
2016	13.06	0.07	(0.78)	(0.71)	(0.24)	(0.24)	12.11	(5.44)	25,296	0.62(5)	0.87	0.53	28
2015	12.62	0.12	0.68	0.80	(0.36)	(0.36)	13.06	6.38	31,258	0.41‡	0.66	0.91	21
2014	11.48	0.09	1.23	1.32	(0.18)	(0.18)	12.62	11.55	39,367	0.36‡	0.61	0.74	50
2013	10.58	0.13	1.01	1.14	(0.24)	(0.24)	11.48	10.97	42,396	0.36‡	0.63	2.17	74
Tax-Managed Aggressive Strategy Fund
Class A

2016@	$ 16.99	$0.08	$0.97	$1.05	$(0.08)	$(0.08)	$17.96	6.20%	$59,806	0.38%(1)	0.65%	0.88%	4%
2016	18.12	0.18	(1.11)	(0.93)	(0.20)	(0.20)	16.99	(5.18)	57,494	0.36(1)	0.61	1.03	12
2015	17.13	0.17	1.00	1.17	(0.18)	(0.18)	18.12	6.85	63,755	0.16‡	0.41	0.99	15
2014	14.52	0.17	2.63	2.80	(0.19)	(0.19)	17.13	19.39	59,744	0.11‡	0.36	1.10	37
2013	13.14	0.21	1.39	1.60	(0.22)	(0.22)	14.52	12.32	44,131	0.11‡	0.38	1.59	34

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016	25

FINANCIAL HIGHLIGHTS (Concluded)

For the six months ended September 30, 2016 (Unaudited) and the year ended March 31, 2016.

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets**‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Core Market Strategy Fund
Class A

2016@	$10.90	$0.05	$0.61	$0.66	$(0.05)	$ —	$(0.05)	$11.51	6.09%	$108,344	0.38%(6)	0.65%	0.90%	6%
2016	11.66	0.14	(0.57)	(0.43)	(0.31)	(0.02)	(0.33)	10.90	(3.67)	106,899	0.36(6)	0.61	1.22	24
2015	11.36	0.18	0.42	0.60	(0.30)	—	(0.30)	11.66	5.37	116,725	0.16‡	0.41	1.53	20
2014	10.96	0.15	0.43	0.58	(0.18)	—	(0.18)	11.36	5.39	112,727	0.11‡	0.36	1.33	52
2013	10.39	0.21	0.70	0.91	(0.34)	—	(0.34)	10.96	8.88	98,471	0.11‡	0.38	2.01	86
Class I

2016@	$11.77	$0.04	$0.66	$0.70	$(0.04)	$ —	$(0.04)	$12.43	5.94%	$100	0.61%(6)	0.89%	0.58%	6%
2016	12.16	0.01	(0.25)	(0.24)	(0.13)	(0.02)	(0.15)	11.77	(2.00)	11	0.60(6)	0.86	0.12	24
2015	11.84	0.18	0.42	0.60	(0.28)	—	(0.28)	12.16	5.13	533	0.43‡	0.67	1.46	20
2014	11.42	0.14	0.44	0.58	(0.16)	—	(0.16)	11.84	5.10	323	0.36‡	0.61	1.18	52
2013	10.81	0.13	0.79	0.92	(0.31)	—	(0.31)	11.42	8.63	167	0.36‡	0.63	1.16	86
Core Market Strategy Allocation Fund
Class A

2016@	$15.41	$0.07	$0.88	$0.95	$(0.07)	$ —	$(0.07)	$16.29	6.20%	$26,548	0.38%(1)	0.65%	0.88%	5%
2016	16.43	0.16	(1.00)	(0.84)	(0.18)	—	(0.18)	15.41	(5.16)	25,218	0.36(1)	0.62	1.02	23
2015	15.53	0.16	0.90	1.06	(0.16)	—	(0.16)	16.43	6.86	26,896	0.17‡	0.41	0.99	15
2014	13.17	0.16	2.37	2.53	(0.17)	—	(0.17)	15.53	19.32	22,919	0.11‡	0.36	1.09	49
2013	11.93	0.20	1.24	1.44	(0.20)	—	(0.20)	13.17	12.21	19,034	0.11‡	0.38	1.63	43
Market Growth Strategy Fund
Class A

2016@	$11.40	$0.04	$0.69	$0.73	$(0.04)	$ —	$(0.04)	$12.09	6.41%	$292,793	0.38%(5)	0.65%	0.65%	3%
2016	12.21	0.11	(0.65)	(0.54)	(0.27)	—	(0.27)	11.40	(4.38)	306,490	0.36(5)	0.62	0.98	20
2015	11.91	0.16	0.49	0.65	(0.35)	—	(0.35)	12.21	5.49	360,251	0.16‡	0.41	1.31	20
2014	11.27	0.12	0.69	0.81	(0.17)	—	(0.17)	11.91	7.27	355,359	0.11‡	0.36	1.08	50
2013	10.60	0.19	0.78	0.97	(0.30)	—	(0.30)	11.27	9.36	355,650	0.11‡	0.38	1.77	85
Class D

2016@	$11.35	$(0.01)	$0.70	$0.69	$—	$ —	$—	$12.04	6.08%	$6,736	1.13%(5)	1.40%	(0.11)%	3%
2016	12.17	0.03	(0.66)	(0.63)	(0.19)	—	(0.19)	11.35	(5.18)	6,259	1.12(5)	1.37	0.26	20
2015	11.88	0.06	0.50	0.56	(0.27)	—	(0.27)	12.17	4.76	6,010	0.96‡	1.35	0.52	20
2014	11.27	0.03	0.68	0.71	(0.10)	—	(0.10)	11.88	6.37	7,391	0.94‡	1.36	0.25	50
2013	10.61	0.11	0.77	0.88	(0.22)	—	(0.22)	11.27	8.44	6,704	0.86‡	1.38	0.99	85
Class I

2016@	$11.23	$0.02	$0.68	$0.70	$(0.02)	$ —	$(0.02)	$11.91	6.28%	$9,369	0.63%(5)	0.90%	0.40%	3%
2016	12.04	0.08	(0.65)	(0.57)	(0.24)	—	(0.24)	11.23	(4.69)	10,156	0.61(5)	0.87	0.72	20
2015	11.75	0.12	0.49	0.61	(0.32)	—	(0.32)	12.04	5.27	13,163	0.41‡	0.66	0.99	20
2014	11.12	0.09	0.69	0.78	(0.15)	—	(0.15)	11.75	7.04	15,231	0.36‡	0.61	0.80	50
2013	10.46	0.10	0.83	0.93	(0.27)	—	(0.27)	11.12	9.06	17,097	0.36‡	0.63	1.00	85

26	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets**‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Market Growth Strategy Allocation Fund
Class A

2016@	$19.79	$0.08	$(0.17)	$(0.09)	$(0.08)	$(0.07)	$19.62	(6.20)%	$122,353	0.38%(1)	0.65%	0.89%	3%
2016	19.79	0.20	(1.22)	(1.02)	(0.21)	(0.21)	18.56	(5.16)	122,313	0.35(1)	0.61	1.03	13
2015	18.71	0.19	1.08	1.27	(0.19)	(0.19)	19.79	6.84	135,002	0.16‡	0.41	0.99	17
2014	15.86	0.19	2.87	3.06	(0.21)	(0.21)	18.71	19.37	126,112	0.11‡	0.36	1.10	34
2013	14.37	0.23	1.50	1.73	(0.24)	(0.24)	15.86	12.19	98,358	0.11‡	0.38	1.60	34

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.10%, 1.10%, and 0.35% for classes A, D, and I, respectively.

@	For the six month period ended September 30, 2016. All ratios for the period have been annualized.

(1)	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35% for class A.

(2)	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.21%, and 0.46% for classes A, and I, respectively.

(3)	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.26%, 1.01%, and 0.51% for classes A, D, and I, respectively.

(4)	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.31%, 1.06%, and 0.56% for classes A, D, and I, respectively.

(5)	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35%, 1.10% and 0.60% for classes A, D, and I, respectively.

(6)	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratio would have been 0.35% and 0.60% for class A and I, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016	27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2016

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax- Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, and SEI Institutional International Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A, Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and strategies.

As of September 30, 2016, the Class D shares of Defensive Strategy Fund and Core Market Strategy Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The valuation techniques used by the Funds to measure fair value during the six months period ended September 30, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the six months period ended September 30, 2016, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales

28	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016

of investment securities are on the basis of specific identification.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/ losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward foreign currency contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward foreign currency contracts. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of September 30, 2016, if applicable.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust. Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted a distribution and shareholder services plan (the Distribution Plan) with respect to Class D Shares that allows Class D Shares to pay fees to service providers, based on average daily net assets of the Class D Shares, to compensate them for distribution services or shareholder services with respect to Class D Shares.

In addition, the Funds have adopted a shareholder services plan (the Service Plan) with respect to Class A, D and I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such Shares. The Funds have also adopted an administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Funds’ Distribution, Service and Administrative Service Plans provide that distribution fees, shareholder service fees and administrative service fees, as applicable, will be paid to SEI Investments Distribution Co., which may then be used by SEI Investments Distribution Co. to compensate financial intermediaries for providing distribution, shareholder services or administrative services with respect to the Shares.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2016

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive all or a portion of their fees in order to keep total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees, proxy fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business)

at a specified level. These waivers and reimbursements are voluntary and the Funds’ Adviser, Administrator and/ or Distributor may discontinue all or part of any of these waivers at any time.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Administration Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Defensive Strategy Fund
Class A	0.10%	0.20%	0.25%	–	–	0.21%
Class I	0.10%	0.20%	0.25%	0.25%	–	0.46%
Defensive Strategy Allocation Fund
Class A	0.10%	0.20%	0.25%	–	–	0.35%
Conservative Strategy Fund
Class A	0.10%	0.20%	0.25%	–	–	0.26%
Class D	0.10%	0.20%	0.25%	–	0.75%	1.01%
Class I	0.10%	0.20%	0.25%	0.25%	–	0.51%
Conservative Strategy Allocation Fund
Class A	0.10%	0.20%	0.25%	–	–	0.35%
Moderate Strategy Fund
Class A	0.10%	0.20%	0.25%	–	–	0.31%
Class D	0.10%	0.20%	0.25%	–	0.75%	1.06%
Class I	0.10%	0.20%	0.25%	0.25%	–	0.56%
Moderate Strategy Allocation Fund
Class A	0.10%	0.20%	0.25%	–	–	0.35%
Aggressive Strategy Fund
Class A	0.10%	0.20%	0.25%	–	–	0.35%
Class D	0.10%	0.20%	0.25%	–	0.75%	1.10%
Class I	0.10%	0.20%	0.25%	0.25%	–	0.60%
Tax-Managed Aggressive Strategy Fund
Class A	0.10%	0.20%	0.25%	–	–	0.35%
Core Market Strategy Fund
Class A	0.10%	0.20%	0.25%	–	–	0.35%
Class I	0.10%	0.20%	0.25%	0.25%	–	0.60%
Core Market Strategy Allocation Fund
Class A	0.10%	0.20%	0.25%	–	–	0.35%
Market Growth Strategy Fund
Class A	0.10%	0.20%	0.25%	–	–	0.35%
Class D	0.10%	0.20%	0.25%	–	0.75%	1.10%
Class I	0.10%	0.20%	0.25%	0.25%	–	0.60%
Market Growth Strategy Allocation Fund
Class A	0.10%	0.20%	0.25%	–	–	0.35%

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on inter fund loans is the average of the Repo Rate and the Bank Loan Rate. The Trust did not utilize the Program as of and for the six months ended September 30, 2016.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

30	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six month period ended September 30, 2016 (Unaudited) and the year ended March 30, 2016

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund		Conservative Strategy Allocation Fund

	4/01/16	4/01/15	4/01/16	4/01/15	4/01/16	4/01/15	4/01/16	4/01/15
	-9/30/16	-3/31/16	-9/30/16	-3/31/16	-9/30/16	-3/31/16	-9/30/16	-3/31/16

Shares Issued and Redeemed:
Class A:
Shares Issued	473	1,192	54	139	511	1,189	320	528
Shares Issued in Lieu of Cash Distributions	11	41	8	21	41	199	37	172
Shares Redeemed	(627)	(1,223)	(70)	(274)	(1,388)	(2,309)	(387)	(680)

Total Class A Transactions	(143)	10	(8)	(114)	(836)	(921)	(30)	20

Class D:
Shares Issued	N/A	N/A	N/A	N/A	59	47	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	—	7	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(145)	(98)	N/A	N/A

Total Class D Transactions	N/A	N/A	N/A	N/A	(86)	(44)	N/A	N/A

Class I:
Shares Issued	18	49	N/A	N/A	95	51	N/A	N/A
Shares Issued in Lieu of Cash Distributions	1	3	N/A	N/A	2	8	N/A	N/A

Shares Redeemed	(127)	(167)	N/A	N/A	(61)	(114)	N/A	N/A

Total Class I Transactions	(108)	(115)	N/A	N/A	36	(55)	N/A	N/A

Increase (Decrease) in Capital Shares	(251)	(105)	(8)	(114)	(886)	(1,020)	(30)	20

	Moderate Strategy Fund		Moderate Strategy Allocation Fund		Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund

	4/01/16	4/01/15	4/01/16	4/01/15	4/01/16	4/01/15	4/01/16	4/01/15
	-9/30/16	-3/31/16	-9/30/16	-3/31/16	-9/30/16	-3/31/16	-9/30/16	-3/31/16

Shares Issued and Redeemed:
Class A:
Shares Issued	1,363	2,775	391	816	705	2,690	149	431
Shares Issued in Lieu of Cash Distributions	86	597	43	103	39	387	15	37
Shares Redeemed	(2,062)	(5,558)	(410)	(1,046)	(2,308)	(4,447)	(218)	(603)

Total Class A Transactions	(613)	(2,186)	24	(127)	(1,564)	(1,370)	(54)	(135)

Class D:
Shares Issued	33	104	N/A	N/A	81	153	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	6	N/A	N/A	—	16	N/A	N/A
Shares Redeemed	(29)	(71)	N/A	N/A	(32)	(115)	N/A	N/A

Total Class D Transactions	4	39	N/A	N/A	49	54	N/A	N/A

Class I:
Shares Issued	45	190	N/A	N/A	106	356	N/A	N/A
Shares Issued in Lieu of Cash Distributions	2	14	N/A	N/A	2	42	N/A	N/A
Shares Redeemed	(160)	(268)	N/A	N/A	(419)	(703)	N/A	N/A

Total Class I Transactions	(113)	(64)	N/A	N/A	(311)	(305)	N/A	N/A

Increase (Decrease) in Capital Shares	(722)	(2,211)	24	(127)	(1,826)	(1,621)	(54)	(135)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2016

	Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund

	4/01/16	4/01/15	4/01/16	4/01/15	4/01/16	4/01/15	4/01/16	4/01/15
	-9/30/16	-3/31/16	-9/30/16	-3/31/16	-9/30/16	-3/31/16	-9/30/16	-3/31/16

Shares Issued and Redeemed:
Class A:
Shares Issued	692	1,421	93	429	956	3,513	230	957
Shares Issued in Lieu of Cash Distributions	37	238	7	18	82	634	28	71
Shares Redeemed	(1,121)	(1,869)	(106)	(448)	(3,712)	(6,751)	(613)	(1,258)

Total Class A Transactions	(392)	(210)	(6)	(1)	(2,674)	(2,604)	(355)	(230)

Class D:
Shares Issued	N/A	N/A	N/A	N/A	34	64	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	—	8	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(25)	(15)	N/A	N/A

Total Class D Transactions	N/A	N/A	N/A	N/A	9	57	N/A	N/A

Class I:
Shares Issued	7	20	N/A	N/A	41	111	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	2	19	N/A	N/A
Shares Redeemed	—	(63)	N/A	N/A	(160)	(319)	N/A	N/A

Total Class I Transactions	7	(43)	N/A	N/A	(117)	(189)	N/A	N/A

Decrease in Capital Shares	(385)	(253)	(6)	(1)	(2,782)	(2,736)	(355)	(230)

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class D and Class I shares currently not offered.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the period ended September 30, 2016, were as follows ($ Thousands):

Total
Defensive Strategy Fund
Purchases	$18,994
Sales	15,783
Defensive Strategy Allocation Fund
Purchases	997
Sales	1,032
Conservative Strategy Fund
Purchases	34,294
Sales	33,091
Conservative Strategy Allocation
Fund
Purchases	4,824
Sales	4,840
Moderate Strategy Fund
Purchases	16,136
Sales	24,362
Moderate Strategy Allocation Fund
Purchases	7,242
Sales	6,388
Aggressive Strategy Fund
Purchases	7,958
Sales	31,263
Tax-Managed Aggressive Strategy
Fund
Purchases	2,279
Sales	3,221

Total
Core Market Strategy Fund
Purchases	$6,703
Sales	11,082
Core Market Strategy Allocation
Fund
Purchases	1,267
Sales	1,368
Market Growth Strategy Fund
Purchases	8,854
Sales	41,630
Market Growth Strategy Allocation
Fund
Purchases	4,089
Sales	10,854

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2016, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and

32	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016

capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to the re-classification of short-term capital gains received from affiliated funds and foreign exchange gain/loss have been reclassified to/from the following accounts as of March 31, 2016 ($ Thousands):

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in- Capital

Defensive Strategy Fund	$ 112	$ (112)	$ –
Defensive Strategy Allocation Fund	52	(52)	–
Conservative Strategy Fund	364	(364)	–
Conservative Strategy Allocation Fund	229	(229)	–
Moderate Strategy Fund	1,296	(1,296)	–
Moderate Strategy Allocation Fund	320	(320)	–
Aggressive Strategy Fund	1,478	(1,478)	–
Tax-Managed Aggressive Strategy Fund	64	(64)	–
Core Market Strategy Fund	795	(795)	–
Core Market Strategy Allocation Fund	28	(28)	–
Market Growth Strategy Fund	2,104	(2,104)	–
Market Growth Strategy Allocation Fund	138	(138)	–

These classifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended March 31, 2016 and March 31, 2015 were as follows ($ Thousands):

	Ordinary Income		Long-Term Capital Gains		Totals

	2016	2015	2016	2015	2016	2015

Defensive Strategy Fund	$436	$542	$–	$–	$436	$542
Defensive Strategy Allocation
Fund	314	327	–	–	314	327
Conservative Strategy Fund	2,330	2,227	–	–	2,330	2,227
Conservative Strategy
Allocation Fund	1,375	1,450	1,277	–	2,652	1,450
Moderate Strategy Fund	7,233	8,048	–	–	7,233	8,048
Moderate Strategy Allocation
Fund	2,097	2,483	–	–	2,097	2,483
Aggressive Strategy Fund	5,890	8,756	–	–	5,890	8,756
Tax-Managed Aggressive
Strategy Fund	675	633	–	–	675	633
Core Market Strategy Fund	3,029	3,026	190	–	3,219	3,026
Core Market Strategy
Allocation Fund	289	255	–	–	289	255
Market Growth Strategy Fund	8,021	10,593	–	–	8,021	10,593
Market Growth Strategy
Allocation Fund	1,436	1,317	–	–	1,436	1,317

As of March 31, 2016, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post- October Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings/ (Accumulated Losses)

Defensive Strategy Fund	$35	$—	$(3,740)	$—	$5	$(397)	$(4,097)
Defensive Strategy Allocation Fund	42	276	—	—	(1)	(75)	242
Conservative Strategy Fund	155	—	(16,183)	—	13	338	(15,677)
Conservative Strategy Allocation Fund	179	2,449	—	—	—	3,427	6,055
Moderate Strategy Fund	268	—	(47,681)	—	47	(2,490)	(49,856)
Moderate Strategy Allocation Fund	176	3,572	—	—	—	11,379	15,127
Aggressive Strategy Fund	30	—	(92,650)	—	—	(7,988)	(100,608)
Tax-Managed Aggressive Strategy Fund	22	—	(12,275)	—	1	17,367	5,115
Core Market Strategy Fund	201	3,049	—	—	—	(7,565)	(4,315)
Core Market Strategy Allocation Fund	9	—	(1,039)	—	1	5,595	4,566
Market Growth Strategy Fund	311	—	(113,931)	—	—	(13,212)	(126,832)
Market Growth Strategy Allocation Fund	50	—	(21,583)	—	—	33,552	12,019

Post-October losses represent losses realized on investments from November 1, 2015 through March 31, 2016 that, in accordance with Federal income tax	regulations, the Funds defer and treat as having arisen in the following fiscal year.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

September 30, 2016

The Funds had capital loss carryforwards at March 31, 2016 as follows ($ Thousands):

	Years Expiring	Amounts

Defensive Strategy Fund	2019	$126
	2018	1,458
	2017	2,156

		$3,740

Conservative Strategy Fund	2019	$783
	2018	7,821
	2017	7,579

		$16,183

Moderate Strategy Fund	2019	$8,241
	2018	38,057
	2017	1,383

		$47,681

Aggressive Strategy Fund	2018	$68,824
	2017	23,826

		$92,650

Tax-Managed Aggressive Strategy Fund	2018	$12,275

Core Market Strategy Allocation Fund	2018	$1,039

Market Growth Strategy Fund	2019	$1,511
	2018	105,842
	2017	6,578

		$113,931

Market Growth Strategy Allocation Fund	2019	$1,087
	2018	20,496

		$21,583

For Federal income tax purposes, the capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired. The Funds’ use of capital loss carryforwards acquired by the Moderate Strategy Fund, Aggressive Strategy Fund and Market Growth Strategy Fund are subject to annual limitations.

During the fiscal year ended March 31, 2016, the following Funds utilized capital loss carryforwards to offset capital gains ($ Thousands):

Utilized Capital Loss Carryforwards

Defensive Strategy Fund	$561
Defensive Strategy Allocation Fund	851
Conservative Strategy Fund	2,366
Conservative Strategy Allocation Fund	1,564
Moderate Strategy Fund	7,621
Moderate Strategy Allocation Fund	2,948
Aggressive Strategy Fund	32,416
Tax Managed Aggressive Strategy Fund	4,444
Core Market Strategy Fund	3,048
Core Market Strategy Allocation Fund	2,668
Market Growth Strategy Fund	28,226
Market Growth Strategy Allocation Fund	8,497

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2016, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)

Defensive Strategy Fund	$35,121	$207	$(220)	$(13)
Defensive Strategy Allocation Fund	7,742	590	(224)	366
Conservative Strategy Fund	95,384	3,024	(1,251)	1,773
Conservative Strategy Allocation Fund	38,879	4,672	(115)	4,557
Moderate Strategy Fund	233,193	11,642	(5,452)	6,190
Moderate Strategy Allocation Fund	77,710	17,268	(801)	16,467
Aggressive Strategy Fund	246,989	11,264	(373)	10,891
Tax-Managed Aggressive Strategy Fund	40,300	19,730	(215)	19,515
Core Market Strategy Fund	107,530	2,446	(1,515)	931
Core Market Strategy Allocation Fund	19,880	6,764	(92)	6,672
Market Growth Strategy Fund	303,602	9,760	(4,407)	5,353
Market Growth Strategy Allocation Fund	85,414	37,712	(754)	36,958

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

The Underlying SEI Funds and other investment companies and exchange traded products in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. Please refer to each current prospectus for a discussion of the risks associated with investing in the Funds.

34	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of September 30, 2016, SPTC held of record the following:

Defensive Strategy Allocation - Class A	79.79%
Defensive Strategy Fund - Class A	79.79%
Conservative Strategy Fund - Class A	80.80%
Conservative Strategy Fund - Class D	58.94%
Moderate Strategy Allocation Fund - Class A	83.89%
Moderate Strategy Fund - Class A	88.86%
Moderate Strategy Fund - Class D	64.37%
Aggressive Strategy Fund - Class A	66.28%
Aggressive Strategy Fund - Class D	11.44%
Tax-Managed Aggressive Strategy Fund - Class A	96.39%
Core Market Strategy Allocation Fund - Class A	98.58%
Core Market Strategy Fund - Class A	96.06%
Market Growth Strategy Allocation Fund - Class A	96.73%
Market Growth Strategy Fund - Class A	87.84%
Market Growth Strategy Fund - Class D	17.39%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10.	SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements through the date of issuance.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016	35

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2016

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2016 to September 30, 2016.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Defensive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,017.70	0.24%	$1.22
Class I	1,000.00	1,016.70	0.50	2.51
Hypothetical 5% Return
Class A	$1,000.00	$1,023.86	0.24%	$1.23
Class I	1,000.00	1,022.57	0.50	2.52
Defensive Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,070.60	0.38%	$1.98
Hypothetical 5% Return
Class A	$1,000.00	$1,023.16	0.38%	$1.93

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Conservative Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,028.40	0.29%	$1.49
Class D	1,000.00	1,024.60	1.04	5.27
Class I	1,000.00	1,027.70	0.54	2.76
Hypothetical 5% Return
Class A	$1,000.00	$1,023.60	0.29%	$1.49
Class D	1,000.00	1,019.61	1.04	5.26
Class I	1,000.00	1,022.34	0.54	2.76
Conservative Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,065.30	0.38%	$1.97
Hypothetical 5% Return
Class A	$1,000.00	$1,023.16	0.38%	$1.93

36	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Moderate Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,043.60	0.34%	$1.75
Class D	1,000.00	1,039.80	1.09	5.57
Class I	1,000.00	1,042.00	0.59	3.03
Hypothetical 5% Return
Class A	$1,000.00	$1,023.36	0.34%	$1.73
Class D	1,000.00	1,019.61	1.09	5.51
Class I	1,000.00	1,022.10	0.59	3.00
Moderate Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,055.60	0.38%	$1.96
Hypothetical 5% Return
Class A	$1,000.00	$1,023.16	0.38%	$1.93
Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,071.00	0.38%	$1.98
Class D	1,000.00	1,066.40	1.13	5.85
Class I	1,000.00	1,069.00	0.63	3.27
Hypothetical 5% Return
Class A	$1,000.00	$1,023.16	0.38%	$1.93
Class D	1,000.00	1,019.41	1.13	5.72
Class I	1,000.00	1,021.91	0.63	3.19
Tax-Managed Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,062.00	0.38%	$1.97
Hypothetical 5% Return
Class A	$1,000.00	$1,023.16	0.38%	$1.93
Core Market Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,060.90	0.38%	$1.97
Class I	1,000.00	1,059.40	0.61	3.17
Hypothetical 5% Return
Class A	$1,000.00	$1,023.16	0.38%	$1.93
Class I	1,000.00	1,021.99	0.61	3.11
Core Market Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,062.00	0.38%	$1.97
Hypothetical 5% Return
Class A	$1,000.00	$1,023.16	0.38%	$1.93

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Market Growth Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,064.10	0.38%	$1.97
Class D	1,000.00	1,060.80	1.13	5.83
Class I	1,000.00	1,062.80	0.63	3.26
Hypothetical 5% Return
Class A	$1,000.00	$1,023.16	0.38%	$1.93
Class D	1,000.00	1,019.41	1.13	5.71
Class I	1,000.00	1,021.91	0.63	3.19
Market Growth Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,062.00	0.38%	$1.97
Hypothetical 5% Return
Class A	$1,000.00	$1,023.16	0.38%	$1.93

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2016	37

SEI ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT SEPTEMBER 30, 2016

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-118 (9/16)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 8, 2016

By:	/s/ James Hoffmayer
James Hoffmayer, Controller and CFO

Date: December 8, 2016